Information on market risk and fair value of financial assets and liabilities (telecom activities) - Translation risk - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	€ 43,471	€ 42,522	€ 42,270
Operating income	4,801	€ 2,521	€ 5,521
Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	43,471
Reported EBITDA	12,963
Operating income	4,801
Euro Member Countries, Euro | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	31,400
Reported EBITDA	9,389
Operating income	€ 2,798
Increase in euro interest rates (as a percent)	10.00%
Revenues. appreciation	€ (1,097)
Reported EBITDA, appreciation	(325)
Operating income, appreciation	€ (182)
Decrease in euro interest rates (as a percent)	10.00%
Revenues. depreciation	€ 1,341
Reported EBITDA, depreciation	397
Operating income, depreciation	223
United States of America, Dollars | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	1,134
Reported EBITDA	183
Operating income	192
United Kingdom, Pounds | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	282
Reported EBITDA	7
Operating income	(14)
Poland, Zlotych | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	2,630
Reported EBITDA	652
Operating income	255
Egypt, Pounds | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	977
Reported EBITDA	360
Operating income	178
Jordan, Dinars | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	456
Reported EBITDA	214
Operating income	114
Morocco, Dirhams | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	672
Reported EBITDA	202
Operating income	61
Other Currency [Member] | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	5,919
Reported EBITDA	1,956
Operating income	€ 1,216